PROPERTY, PLANT, AND EQUIPMENT AND RIGHT-OF-USE ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Property plant equipment carrying amount	$ 1,283
G P Us [Member]
IfrsStatementLineItems [Line Items]
As of March 31, 2025
Fixed asset additions	1,373
Fixed asset disposals
As of March 31, 2026	1,373
As of March 31, 2025
Fixed asset depreciation	(90)
Fixed asset disposals
As of March 31, 2026	(90)
Property plant equipment carrying amount	1,283
G P U Deposits [Member]
IfrsStatementLineItems [Line Items]
As of March 31, 2025
Fixed asset additions	9,308
Fixed asset disposals
As of March 31, 2026	9,308
As of March 31, 2025
Fixed asset depreciation
Fixed asset disposals
As of March 31, 2026
Property plant equipment carrying amount	9,308
Right Of Use Asset [Member]
IfrsStatementLineItems [Line Items]
As of March 31, 2025		84
Fixed asset additions	516
Fixed asset disposals		(84)
As of March 31, 2026	516
As of March 31, 2025		(40)
Fixed asset depreciation	(103)	(44)
Fixed asset disposals		84
As of March 31, 2026	(103)
Property plant equipment carrying amount	413
Total [Member]
IfrsStatementLineItems [Line Items]
As of March 31, 2025		84
Fixed asset additions	11,197
Fixed asset disposals		(84)
As of March 31, 2026	11,197
As of March 31, 2025		(40)
Fixed asset depreciation	(193)	(44)
Fixed asset disposals		84
As of March 31, 2026	(193)
Property plant equipment carrying amount	$ 11,004